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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              -------------------

                                   FORM N-PX

                              -------------------

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02794

                              -------------------

                              MFS SERIES TRUST III
               (Exact name of registrant as specified in charter)

                              -------------------

              111 Huntington Avenue, Boston, Massachusetts  02199
              (Address of principal executive offices) (Zip code)

                              -------------------

                                Susan S. Newton
                    Massachusetts Financial Services Company
                             111 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and address of agents for service)

      Registrant's telephone number, including area code:  (617) 954-5000

                              -------------------

                      Date of fiscal year end: January 31

            Date of reporting period: July 1, 2012 - June 30, 2013*

* The reporting period for MFS High Yield Pooled Portfolio, a series of the Registrant, commenced on March 22, 2013, the date that MFS High Yield Pooled Portfolio commenced investment operations.

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ITEM 1.  PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02794
Reporting Period: 07/01/2012 - 06/30/2013
MFS Series Trust III


============================= MFS High Income Fund =============================


ACCURIDE CORPORATION

Ticker:       ACW            Security ID:  00439T206
Meeting Date: MAY 28, 2013   Meeting Type: Annual
Record Date:  APR 17, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robin J. Adams           For       For          Management
1.2   Elect Director Keith E. Busse           For       For          Management
1.3   Elect Director Robert E. Davis          For       For          Management
1.4   Elect Director Richard F. Dauch         For       For          Management
1.5   Elect Director Lewis M. Kling           For       For          Management
1.6   Elect Director John W. Risner           For       For          Management
1.7   Elect Director James R. Rulseh          For       For          Management
2     Ratify Auditors                         For       For          Management
3     Adopt, Renew or Amend Shareholder       For       For          Management
      Rights Plan (Poison Pill)
4     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation


--------------------------------------------------------------------------------

NEW YOUNG BROADCASTING HOLDINGS CO. INC.

Ticker:       YBTVQ          Security ID:  650151103
Meeting Date: MAR 04, 2013   Meeting Type: Annual
Record Date:  FEB 18, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director H.C Charles Diao         For       For          Management
2     Elect Director Soo Kim                  For       For          Management
3     Elect Director Howard Schrott           For       For          Management
4     Elect Director Kevin Shea               For       For          Management
5     Elect Director Thomas J. Sullivan       For       For          Management




====================== MFS High Yield Opportunities Fund =======================


NEW YOUNG BROADCASTING HOLDINGS CO. INC.

Ticker:       YBTVQ          Security ID:  650151103
Meeting Date: MAR 04, 2013   Meeting Type: Annual
Record Date:  FEB 18, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director H.C Charles Diao         For       For          Management
2     Elect Director Soo Kim                  For       For          Management
3     Elect Director Howard Schrott           For       For          Management
4     Elect Director Kevin Shea               For       For          Management
5     Elect Director Thomas J. Sullivan       For       For          Management


--------------------------------------------------------------------------------

NGC CORP CAPITAL TRUST

Ticker:                      Security ID:  62912PAC5
Meeting Date: AUG 24, 2012   Meeting Type: Written Consent
Record Date:  JUL 02, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management
2     To Elect Not to Grant the Releases      None      Abstain      Management
      Contained In Section 8.20 of the Plan
      and Elect Not to Grant the
      Corresponding Injunction


--------------------------------------------------------------------------------

SANDRIDGE ENERGY, INC.

Ticker:       SD             Security ID:  80007P307
Meeting Date: MAR 13, 2013   Meeting Type: Proxy Contest
Record Date:  DEC 13, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
      Management Proxy (White Card)           None
1 Revoke Consent to Amend Articles to Against Did Not Vote Shareholder Declassify the Board; Fix Size of the
      Board; Fill Vacancies and Remove
      Directors With or Without Cause
2     Revoke Consent to Remove Existing       Against   Did Not Vote Shareholder
      Director Jim J. Brewer
3     Revoke Consent to Remove Existing       Against   Did Not Vote Shareholder
      Director Everett R. Dobson
4     Revoke Consent to Remove Existing       Against   Did Not Vote Shareholder
      Director William A. Gilliland
5     Revoke Consent to Remove Existing       Against   Did Not Vote Shareholder
      Director Daniel W. Jordan
6     Revoke Consent to Remove Existing       Against   Did Not Vote Shareholder
      Director Roy T. Oliver, Jr.
7     Revoke Consent to Remove Existing       Against   Did Not Vote Shareholder
      Director Jeffrey S. Serota
8     Revoke Consent to Remove Existing       Against   Did Not Vote Shareholder
      Director Tom L. Ward
9     Revoke Consent to Elect Director        Against   Did Not Vote Shareholder
      Stephen C. Beasley
10    Revoke Consent to Elect Director        Against   Did Not Vote Shareholder
      Edward W. Moneypenny
11    Revoke Consent to Elect Director        Against   Did Not Vote Shareholder
      Fredric G. Reynolds
12    Revoke Consent to Elect Director Peter  Against   Did Not Vote Shareholder
      H. Rothschild
13    Revoke Consent to Elect Director        Against   Did Not Vote Shareholder
      Dinakar Singh
14    Revoke Consent to Elect Director Alan   Against   Did Not Vote Shareholder
      J. Weber
15 Revoke Consent to Elect Director Dan A. Against Did Not Vote Shareholder Westbrook

#     Proposal                                Diss Rec  Vote Cast    Sponsor
      Dissident Proxy (Green Card)            None
1     Consent to Amend Articles to            For       For          Shareholder
      Declassify the Board; Fix Size of the
      Board; Fill Vacancies and Remove
      Directors With or Without Cause
2     Consent to Remove Existing Director     For       For          Shareholder
      Jim J. Brewer
3     Consent to Remove Existing Director     For       For          Shareholder
      Everett R. Dobson
4     Consent to Remove Existing Director     For       For          Shareholder
      William A. Gilliland
5     Consent to Remove Existing Director     For       For          Shareholder
      Daniel W. Jordan
6     Consent to Remove Existing Director     For       For          Shareholder
      Roy T. Oliver, Jr.
7     Consent to Remove Existing Director     For       For          Shareholder
      Jeffrey S. Serota
8     Consent to Remove Existing Director     For       For          Shareholder
      Tom L. Ward
9     Consent to Remove Each Member of the    For       For          Shareholder
      Board, if any, Appointed to the Board
      to Fill Any Vacancy or Newly-Created
      Directorship since the Election of
      Directors at the Company's 2012 Annual
      Meeting and Immediately prior to the
      Effectiveness of Proposals 10-16
10    Consent to Elect Director Stephen C.    For       For          Shareholder
      Beasley
11    Consent to Elect Director Edward W.     For       For          Shareholder
      Moneypenny
12    Consent to Elect Director Fredric G.    For       For          Shareholder
      Reynolds
13    Consent to Elect Director Peter H.      For       For          Shareholder
      Rothschild
14    Consent to Elect Director Dinakar Singh For       For          Shareholder
15    Consent to Elect Director Alan J. Weber For       For          Shareholder
16    Consent to Elect Director Dan A.        For       For          Shareholder
      Westbrook




======================= MFS High Yield Pooled Portfolio ========================


ACCURIDE CORPORATION

Ticker:       ACW            Security ID:  00439T206
Meeting Date: MAY 28, 2013   Meeting Type: Annual
Record Date:  APR 17, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robin J. Adams           For       For          Management
1.2   Elect Director Keith E. Busse           For       For          Management
1.3   Elect Director Robert E. Davis          For       For          Management
1.4   Elect Director Richard F. Dauch         For       For          Management
1.5   Elect Director Lewis M. Kling           For       For          Management
1.6   Elect Director John W. Risner           For       For          Management
1.7   Elect Director James R. Rulseh          For       For          Management
2     Ratify Auditors                         For       For          Management
3     Adopt, Renew or Amend Shareholder       For       For          Management
      Rights Plan (Poison Pill)
4     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation




======================== MFS Municipal High Income Fund ========================


JAMES CITY CNTY VA ECONOMIC DEV AUTH RESIDENTIAL CARE FAC RE

Ticker:                      Security ID:  47029WAV9
Meeting Date: MAY 08, 2013   Meeting Type: Written Consent
Record Date:  APR 01, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept the Plan                      None      For          Management


--------------------------------------------------------------------------------

JAMES CITY CNTY VA ECONOMIC DEV AUTH RESIDENTIAL CARE FAC RE

Ticker:                      Security ID:  47029WAW7
Meeting Date: MAY 08, 2013   Meeting Type: Written Consent
Record Date:  APR 01, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept the Plan                      None      For          Management

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title): JOHN M. CORCORAN*
                          ---------------------------------------
                          John M. Corcoran, Principal Executive
                          Officer & President

Date: August 16, 2013

*By (Signature and Title) /s/ Susan S. Newton
                          ----------------------------------------
                          Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of John M. Corcoran pursuant to a Power of Attorney dated July 8th, 2013. (1)

(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 56 filed with the SEC via EDGAR on July 26, 2013.